VIRTUS Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—89.0%
California—6.6%
California County Tobacco Securitization Agency Revenue Series A 5.000%, 6/1/26	$ 100	$ 103
Los Angeles County, 4.000%, 6/30/23	300	302
		405

Colorado—3.3%
Colorado Springs, City of, Utilities System Revenue Series C 2.550%, 11/1/40(2)	200	200
District of Columbia—4.3%
Metropolitan Washington Airports Authority Aviation Revenue Series A 5.000%, 10/1/28	250	262
Florida—3.3%
Orlando Utilities Commission Series B 2.450%, 10/1/39(2)	200	200
Georgia—13.3%
Atlanta, City of, Department of Aviation Revenue Series B 5.000%, 1/1/28	250	255
Forsyth County School District General Obligation 5.000%, 2/1/26	250	264
Private Colleges & Universities Authority 5.000%, 4/1/27	275	288
		807

Illinois—4.2%
Illinois, State of, General Obligation, Series B 5.000%, 3/1/25	250	254
Indiana—4.2%
Indiana Finance Authority Series A (Pre-Refunded 7/1/23 @ 100) 5.000%, 7/1/35	250	253
Maryland—3.3%
Washington Suburban Sanitary Commission Series A (CNTY GTD Insured) 2.550%, 6/1/23(2)	200	200
New Jersey—13.7%
New Jersey, State of, General Obligation 5.000%, 6/1/26	500	525
New Jersey Transportation Trust Fund Authority Revenue Series A 5.000%, 6/15/25	300	307
		832

New York—5.6%
New York City Water & Sewer System Revenue Series BB 5.000%, 6/15/25	200	204
	Par Value	Value

New York—continued
New York, City of, General Obligation 2.570%, 3/1/39(2)	$ 140	$ 140
		344

Texas—27.2%
Central Texas Regional Mobility Authority Revenue 5.000%, 1/1/27	175	180
Harris County, General Obligation, Series A 5.000%, 10/1/28	200	210
North Texas Tollway Authority, Toll Highway Revenue, Series A 5.000%, 1/1/26	500	502
Texas Water Development Board Revenue 5.000%, 4/15/26	250	264
Texas, State of, General Obligation 2.400%, 6/1/50(2)	250	250
University of Texas System Revenue Series A 2.440%, 7/1/38(2)	250	250
		1,656

Total Municipal Bonds (Identified Cost $5,611)		5,413

Total Long-Term Investments—89.0% (Identified Cost $5,611)		5,413

	Shares
Short-Term Investment—11.9%
Money Market Mutual Fund—11.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(3)	719,594	720
Total Short-Term Investment (Identified Cost $720)		720

TOTAL INVESTMENTS—100.9% (Identified Cost $6,331)		$6,133
Other assets and liabilities, net—(0.9)%		(52)
NET ASSETS—100.0%		$6,081

Abbreviation:
CNTY GTD	County Guarantee Program

Footnote Legend:
(1)	At September 30, 2022, 3.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$5,413	$—	$5,413
Money Market Mutual Fund	720	720	—
Total Investments	$6,133	$720	$5,413
There were no securities valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Seix Short-Term Municipal Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in these financial statements.
On November 1, 2022, the Board of Trustees of Virtus Asset Trust voted to approve a Plan of Liquidation of the Virtus Seix Short-Term Municipal Bond Fund pursuant to which will occur or about December 16, 2022.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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